7 INTANGIBLE ASSETS (Details 1)	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 2,464,184
2018	2,115,592
2019	1,748,250
2020	1,621,000
2021	815,678
Total	$ 8,764,704